FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Oct. 08, 2024 USD ($)	Jun. 08, 2021 USD ($)
Interest rate risk | Fixed | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage	83.20%	83.20%
Interest rate risk | Floating | Financial obligations
Disclosure of financial liabilities [line items]
Concentration percentage	16.80%	16.80%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 12.5	$ 16.6
Commodity price risk
Disclosure of financial liabilities [line items]
10% decrease in average recycled commodity prices from the average prices, impact on revenues	12.5	17.9
Currency risk
Disclosure of financial liabilities [line items]
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in annual revenue	32.4	34.5
$0.01 change in the U.S. dollar to Canadian dollar exchange rate, impact in adjusted EBITDA	10.6	10.8
Gains on change in fair value of derivatives	$ 36.0	$ 44.8
8.500% USD senior unsecured notes, ("8.500% 2027 Notes")
Disclosure of financial liabilities [line items]
Borrowings, interest rate				8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") | Currency risk
Disclosure of financial liabilities [line items]
Average rate of hedging instrument				8.828%
Notional amount per note				$ 348.0
4.375% Bonds
Disclosure of financial liabilities [line items]
Borrowings, interest rate	4.375%	4.375%	4.375%
Notional amount per note			$ 210.0